Document and Entity Information	Sep. 09, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 3, 2025, the Company completed the sale of the fifth property, Royal Crest Estates (Nashua), located in suburban Boston to the Purchaser for a gross purchase price of $250 million. In connection with the final phase of the Boston Portfolio sale, $173.4 million of non-recourse property debt was assumed by the Purchaser. The Company plans to use the incremental net proceeds from the sale, paid in cash, to reduce leverage and for general corporate purposes. While the disposition of Royal Crest Estates (Nashua) is individually insignificant, the Company is filing this amendment on Form 8-K/A to amend the Original Form 8-K to voluntarily add the unaudited pro forma financial information of the fifth property.
Document Period End Date	Sep. 09, 2025
Entity Registrant Name	APARTMENT INVESTMENT AND MANAGEMENT CO
Entity Central Index Key	0000922864
Entity Emerging Growth Company	false
Entity File Number	1-13232
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1259577
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1450
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	224-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	AIV
Security Exchange Name	NYSE
AIMCO OP L.P. [Member]
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 3, 2025, the Company completed the sale of the fifth property, Royal Crest Estates (Nashua), located in suburban Boston to the Purchaser for a gross purchase price of $250 million. In connection with the final phase of the Boston Portfolio sale, $173.4 million of non-recourse property debt was assumed by the Purchaser. The Company plans to use the incremental net proceeds from the sale, paid in cash, to reduce leverage and for general corporate purposes. While the disposition of Royal Crest Estates (Nashua) is individually insignificant, the Company is filing this amendment on Form 8-K/A to amend the Original Form 8-K to voluntarily add the unaudited pro forma financial information of the fifth property.
Document Period End Date	Sep. 09, 2025
Entity Registrant Name	AIMCO OP L.P.
Entity Central Index Key	0001820878
Entity Emerging Growth Company	false
Entity File Number	0-56223
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2460835
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1450
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	224-7900